ACQUISITIONS AND DIVESTITURES (Tables)	9 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in income (loss) from discontinued operations, net of income taxes, in the condensed consolidated statements of operations and the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the condensed consolidated balance sheets.

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

	(U.S. Dollars in thousands)
Revenues, net	$266,007	$282,677	$853,802	$879,131
Cost of sales	(237,433)	(267,732)	(764,054)	(850,671)
Gross profit	28,574	14,945	89,748	28,460
Selling, marketing, general and administrative expenses	(12,086)	(10,576)	(34,555)	(38,380)
Transaction and other operating costs	(856)	(3,223)	(1,570)	(10,042)
Loss on asset sales	—	—	(221)	—
Operating income (loss) from discontinued operations	15,632	1,146	53,402	(19,962)
Other income, net	9	344	894	750
Net interest income (expense)[1]	33	(1,560)	(1,620)	(4,766)
Income (loss) from discontinued operations before income taxes	15,674	(70)	52,676	(23,978)
Income tax expense	(8,986)	(1,427)	(19,988)	(3,496)
Income from discontinued operations attributable to noncontrolling interests	(304)	(175)	(337)	(142)
Income (loss) from discontinued operations, net of income taxes	$6,384	$(1,672)	$32,351	$(27,616)
[1] Net interest expense presented within discontinued operations is net of interest income and includes the estimated allocated interest expense related to the estimated portion of Term Loan A and Term Loan B required to be repaid if the Vegetables exit process occurs. As of June 30, 2024 and September 30, 2024, the Company estimated that there would be no minimum prepayment on Term Loan A and Term Loan B and there was no interest allocated for the three months ended September 30, 2024.

	September 30, 2024	December 31, 2023

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$3,394	$1,425
Current receivables, net[1]	12,151	15,633
Inventories, net	30,123	35,266
Prepaid expenses and other current assets	6,415	5,724
Property, plant and equipment, net	241,990	230,292
Operating lease right-of-use assets	109,795	107,390
Other noncurrent assets	19,875	18,727
Total Fresh Vegetables assets held for sale	$423,743	$414,457
LIABILITIES
Accounts payable	$63,369	$69,998
Accrued and other current liabilities	67,076	82,019
Operating lease liabilities	73,262	87,477
Deferred income tax liabilities	48,308	34,005
Other long-term liabilities	17,864	17,843
Total Fresh Vegetables liabilities held for sale	$269,879	$291,342
[1]Fresh Vegetables currently sells its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.” Upon exiting the Fresh Vegetables business, Fresh Vegetables’ position under the facility will be settled.